Filed Pursuant to Rule 497(e)
Registration No. 333-270997; 811-23859
1919 Financial Services Fund
Class A (SBFAX)
Class C (SFSLX)
Class I (LMRIX)
1919 Socially Responsive Balanced Fund
Class A (SSIAX)
Class C (SESLX)
Class I (LMRNX)
(Each a “Fund,” together the “1919 Funds” or the “Funds”)

Supplement dated May 8, 2025 to the
Statutory Prospectus dated April 30, 2025

Effective immediately, the mailing address for the Funds has changed. Going forward, please send written requests to obtain Fund documentation, or to purchase, redeem, or exchange shares of the Funds to:

Regular Mail:
1919 Funds
c/o U.S. Bank Global Fund Services
PO Box 219252
Kansas City, MO 64121-9252

Overnight Delivery:
1919 Funds
c/o U.S. Bank Global Fund Services
801 Pennsylvania Ave, Suite 219252
Kansas City, MO 64105-1307

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Please retain this Supplement with your Statutory Prospectus.